Document Information	12 Months Ended
Dec. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001698535
Registrant Name	NexGen Energy Ltd.
Period End Date	Dec. 31, 2024
Reporting Currency	CAD